Expense Example	Mar. 01, 2026 USD ($)
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
ACADIAN EMERGING MARKETS PORTFOLIO | Investor Class Shares | ACADIAN EMERGING MARKETS PORTFOLIO
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	417
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,589
ACADIAN EMERGING MARKETS PORTFOLIO | Y Class Shares | ACADIAN EMERGING MARKETS PORTFOLIO
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	383
Expense Example, with Redemption, 5 Years	664
Expense Example, with Redemption, 10 Years	1,465
ACADIAN EMERGING MARKETS PORTFOLIO | I Class Shares | ACADIAN EMERGING MARKETS PORTFOLIO
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	615
Expense Example, with Redemption, 10 Years	1,361
CAMBIAR OPPORTUNITY FUND | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	954
CAMBIAR OPPORTUNITY FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,190
CAMBIAR INTERNATIONAL EQUITY FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,543
CAMBIAR INTERNATIONAL EQUITY FUND | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,407
CAMBIAR SMALL CAP FUND | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	1,386
CAMBIAR SMALL CAP FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	730
Expense Example, with Redemption, 10 Years	1,635
CAMBIAR SMID FUND | INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	1,296
CAMBIAR SMID FUND | INVESTOR CLASS SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	354
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,422
Cambiar Aggressive Value ETF | Cambiar Aggressive Value ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
CIBC Atlas Disciplined Equity Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
CIBC Atlas Disciplined Equity Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
CIBC Atlas Mid Cap Equity Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
CIBC Atlas Mid Cap Equity Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,477
CIBC Atlas Income Opportunities Fund | Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
CIBC Atlas Income Opportunities Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
CIBC ATLAS ALL CAP GROWTH FUND | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
CIBC ATLAS ALL CAP GROWTH FUND | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,523
CIBC ATLAS EQUITY INCOME FUND | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
CIBC ATLAS EQUITY INCOME FUND | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
CIBC ATLAS INTERNATIONAL GROWTH FUND | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
CIBC ATLAS INTERNATIONAL GROWTH FUND | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,534
HAVERFORD QUALITY GROWTH STOCK FUND | Haverford Quality Growth Stock Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Loomis Sayles Full Discretion Institutional Securitized Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	69
Expense Example, with Redemption, 5 Years	122
Expense Example, with Redemption, 10 Years	278
LSV VALUE EQUITY FUND | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
LSV VALUE EQUITY FUND | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
LSV CONSERVATIVE VALUE EQUITY FUND | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	158
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	681
LSV CONSERVATIVE VALUE EQUITY FUND | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	429
Expense Example, with Redemption, 10 Years	982
LSV Small Cap Value Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
LSV Small Cap Value Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
LSV U.S. MANAGED VOLATILITY FUND | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	491
Expense Example, with Redemption, 10 Years	1,141
LSV U.S. MANAGED VOLATILITY FUND | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	1,440
LSV GLOBAL MANAGED VOLATILITY FUND | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,979
LSV GLOBAL MANAGED VOLATILITY FUND | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	531
Expense Example, with Redemption, 5 Years	985
Expense Example, with Redemption, 10 Years	2,247
LSV Global Value Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,226
LSV Global Value Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	389
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,513
LSV Emerging Markets Equity Fund | Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	736
Expense Example, with Redemption, 10 Years	1,672
LSV Emerging Markets Equity Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	859
Expense Example, with Redemption, 10 Years	1,927
LSV Disciplined Value ETF | LSV Disciplined Value ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
Investor Class Shares | Sands Capital Global Growth Fund | Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	$ 1,477